Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and qualifying accounts

The following table presents the information required by Rule 12-09 of Regulation S-X in regards to valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Translation	Balance at end of period
Year ended December 31, 2016:
Deducted from assets accounts:
Allowance for doubtful accounts	$12,768	$5,367	$(1,647)	$(121)	$16,367
Valuation allowance on deferred tax assets	297,891	36,778	(24,967)	(19,082)	290,620
Reported as liabilities:
Provision for contingencies	20,578	28,577	(32,049)	1,006	18,112
Total	$331,237	$70,722	$(58,663)	$(18,197)	$325,099
Year ended December 31, 2015:
Deducted from assets accounts:
Allowance for doubtful accounts	$9,373	$6,656	$(2,615)	$(646)	$12,768
Valuation allowance on deferred tax assets	301,012	49,879	(401)	(52,599)	297,891
Reported as liabilities:
Provision for contingencies	12,204	37,729	(24,858)	(4,497)	20,578
Total	$322,589	$94,264	$(27,874)	$(57,742)	$331,237
Year ended December 31, 2014:
Deducted from assets accounts:
Allowance for doubtful accounts	$5,098	$6,567	$(800)	$(1,492)	$9,373
Valuation allowance on deferred tax assets	270,057	76,085	(4,389)	(40,741)	301,012
Reported as liabilities:
Provision for contingencies	14,822	26,360	(25,530)	(3,448)	12,204
Total	$289,977	$109,012	$(30,719)	$(45,681)	$322,589

(i)	Additions in valuation allowance on deferred tax assets are charged to income tax expense.

Additions in provision for contingencies are explained as follows:

Fiscal years 2016, 2015 and 2014 – Relate to the accrual of $28,577, $37,729 and $26,360, respectively. See Note 18 for details.

(ii)	Deductions in valuation allowance on deferred tax assets are charged to income tax expense.

Deductions in provision for contingencies are explained as follows:

Corresponds to the settlements and reclassifications amounting to $20,554 and $11,495, respectively, during fiscal year 2016; $23,415 and $1,443, respectively, during fiscal year 2015; and $23,101 and $2,429, respectively, during fiscal year 2014; as discussed in Note 18.